COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 10, 2023, the underwriter informed the Company that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Class B ordinary shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company prior to the consummation of the Initial Public Offering.

The Company paid the underwriters a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, the underwriters is entitled to a deferred fee of $0.35 per Unit, or $3,500,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreement

SparkLabs Group Management, LLC (“forward purchaser”), an accredited institutional investor affiliated with the Sponsor, has entered into a forward purchase agreement with the Company that provides for the purchase by the forward purchaser of forward purchase units for an aggregate purchase price of at least $115,000,000 in a private placement to close concurrently with the closing of our initial business combination. The forward purchaser may purchase less than $115,000,000 worth of forward purchase units in accordance with the terms of the forward purchase agreement. In addition, the forward purchaser may terminate its commitment under the forward purchase agreement at any time before the closing of the Company’s initial business combination. Accordingly, if the forward purchaser exercises its right to terminate its commitment to purchase any forward purchase securities, the Company will not receive any of the amount of proceeds under the forward purchase agreement and all of the 3,435,065 Class B ordinary shares will then be forfeited prior to the closing of the Company’s initial business combination.

The obligations under the forward purchase agreement will not depend on whether any Class A ordinary shares are redeemed by the Public Shareholders. The forward purchase shares will be identical to the shares of Class A ordinary shares included in the Units being sold in the Initial Public Offering, except that they will be subject to transfer restrictions and registration rights.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 10, 2023, the underwriter informed the Company that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Class B ordinary shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company prior to the consummation of the Initial Public Offering.

The Company paid the underwriters a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, the underwriters is entitled to a deferred fee of $0.35 per Unit, or $3,500,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreement

SparkLabs Group Management, LLC (“forward purchaser”), an accredited institutional investor affiliated with the Sponsor, has entered into a forward purchase agreement with the Company that provides for the purchase by the forward purchaser of forward purchase units for an aggregate purchase price of at least $115,000,000 in a private placement to close concurrently with the closing of our initial business combination. The forward purchaser may purchase less than $115,000,000 worth of forward purchase units in accordance with the terms of the forward purchase agreement. In addition, the forward purchaser may terminate its commitment under the forward purchase agreement at any time before the closing of the Company’s initial business combination. Accordingly, if the forward purchaser exercises its right to terminate its commitment to purchase any forward purchase securities, the Company will not receive any of the amount of proceeds under the forward purchase agreement and all of the 3,435,065 Class A and Class B ordinary shares will then be forfeited prior to the closing of the Company’s initial business combination.

The obligations under the forward purchase agreement will not depend on whether any Class A ordinary shares are redeemed by the Public Shareholders. The forward purchase shares will be identical to the shares of Class A ordinary stock included in the Units being sold in the Initial Public Offering, except that they will be subject to transfer restrictions and registration rights.